Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Common Stock Issuable	Preferred Stock Issuable	Common Stock Held in Escrow	Accumulated Deficit	Noncontrolling Interest	Total
Beginning Balance, Shares at Dec. 31, 2014	140	61,439,134
Beginning Balance, Amount at Dec. 31, 2014		$ 60,767	$ 30,864,669	$ 435,930		$ 8,441	$ (32,421,145)	$ (12,269)	$ (1,063,607)
Sale of common stock, Shares		2,809,251
Sale of common stock, Amount		$ 2,810	1,082,190	105,020					1,190,020
Issuance of common stock issuable, Shares		753,001
Issuance of common stock issuable, Amount		$ 753	410,197	(410,950)
Cashless warrant exercises, Shares		288,968
Cashless warrant exercises, Amount		$ 289	(289)
Conversion of preferred stock to common stock, Shares	4	200,000
Conversion of preferred stock to common stock, Amount		$ 200	(200)
Stock issued for short term payables, Amount									(602,507)
Stock issued for services, Shares		1,110,013
Stock issued for services, Amount		$ 1,110	550,497	50,900					602,507
Warrants issued for services			59,037						59,037
Employee stock options			1,308,000						1,308,000
Replacement warrants - legal settlement			1,764,450						1,764,450
Net loss							(6,939,490)		(6,939,490)
Noncontrolling interest							16,390	(16,390)
Ending Balance, Shares at Dec. 31, 2015	136	66,600,367
Ending Balance, Amount at Dec. 31, 2015		$ 65,929	36,038,551	180,900		8,441	(39,344,245)	(28,659)	(3,079,083)
Sale of stock, Shares	2,727,270	2,480,770
Sale of stock, Amount	$ 2,727	$ 2,481	550,292	65,000	51,000				671,500
Issuance of common stock issuable, Shares		529,654
Issuance of common stock issuable, Amount		$ 529	119,871	(120,400)
Cashless warrant exercises, Amount
Conversion of preferred stock to common stock, Shares	(20)	1,000,000
Conversion of preferred stock to common stock, Amount		$ 1,100	(1,100)
Series B preferred stock issued for services, Shares	909,090	1,806,812
Series B preferred stock issued for services, Amount	$ 909	$ 1,807	334,374						337,090
Stock issued for short term payables, Shares		143,188
Stock issued for short term payables, Amount		$ 143	22,767						22,910
Stock issued with debt, Shares		1,350,000
Stock issued with debt, Amount		$ 1,350	213,650						215,000
Warrants issued for services			1,623,958						1,623,958
Warrants issued with debt			35,579						35,579
Employee stock options			327,000						327,000
Debt Converted, Shares		37,527,445
Debt Converted, Amount		$ 37,526	987,509						1,025,035
Replacement warrants - legal settlement			(9,194,736)						(9,194,736)
Conversion of convertible notes			833,401						833,401
Net loss							(855,886)		(855,886)
Noncontrolling interest							11,717	(11,717)
Ending Balance, Shares at Dec. 31, 2016	3,636,476	111,438,236
Ending Balance, Amount at Dec. 31, 2016	$ 3,636	$ 110,865	$ 31,891,116	$ 125,500	$ 51,000	$ 8,441	$ (40,188,414)	$ (40,376)	(8,038,232)
Warrants issued for services									204,597
Net loss									(4,044,171)
Ending Balance, Amount at Sep. 30, 2017									$ (3,046,031)